CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common shares [Member]	Reserves [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2014	$ 28,182,784	$ 75,715,014	$ 8,142,017	$ (55,674,247)
Beginning Balance (Shares) at Dec. 31, 2014		73,439,732
Statement [Line Items]
Loss for the year	(2,417,247)			(2,417,247)
Common shares and warrants issued	525,980	$ 525,980
Common shares and warrants issued (Shares)		11,000,000
Ending Balance at Dec. 31, 2015	26,291,517	$ 76,240,994	8,142,017	(58,091,494)
Ending Balance (Shares) at Dec. 31, 2015		84,439,732
Statement [Line Items]
Loss for the year	(497,610)			(497,610)
Share-based payments	55,176		55,176
Common shares and warrants issued	807,997	$ 807,997
Common shares and warrants issued (Shares)		68,750,000
Ending Balance at Dec. 31, 2016	$ 26,657,082	$ 77,048,991	8,197,193	(58,589,102)
Ending Balance (Shares) at Dec. 31, 2016	153,189,732	153,189,732
Statement [Line Items]
Loss for the year	$ (61,287)			(61,287)
Share-based payments	22,309		22,309
Common shares and warrants issued	237,883	$ 237,883
Common shares and warrants issued (Shares)		5,500,000
Ending Balance at Dec. 31, 2017	$ 26,855,985	$ 77,286,874	$ 8,219,502	$ (58,650,391)
Ending Balance (Shares) at Dec. 31, 2017	158,689,732	158,689,732